RISKS AND UNCERTAINTIES (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021
Concentration Risk [Line Items]
Translated exchange rates	6.34	6.34	6.55
Revenue and expenses translated average exchange rates	6.42	6.42	6.78
Outstanding borrowings	$ 152,090	¥ 958,079
Minimum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate	4.84%	4.84%
Maximum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate	6.96%	6.96%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Revenue, percentage	19.30%	19.30%